                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2031
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                               MFS SERIES TRUST V
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                     Date of fiscal year end: September 30
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                    Date of reporting period: June 30, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05


MFS(R) TOTAL RETURN FUND


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                              SHARES                  $ VALUE
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
STOCKS - 56.8%
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AEROSPACE - 1.6%
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ITT Industries, Inc.^                                                                              131,300          $    12,818,819
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Lockheed Martin Corp.^                                                                           1,694,840              109,944,271
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Northrop Grumman Corp.                                                                             670,330               37,035,733
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                          540,300               27,744,405
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   187,543,228
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ALCOHOLIC BEVERAGES - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                       2,184,970          $    32,103,117
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APPAREL MANUFACTURERS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.^*                                                                          100,000          $     4,939,000
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Polo Ralph Lauren Corp., "A"^                                                                      140,000                6,035,400
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Reebok International Ltd.^                                                                         150,000                6,274,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    17,248,900
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AUTOMOTIVE - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
SPX Corp.^                                                                                         451,500          $    20,759,970
-----------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.^                                                                                364,600               13,037,679
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    33,797,649
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BANKS & CREDIT COMPANIES - 8.2%
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American Express Co.^                                                                              783,000          $    41,679,090
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Assured Guaranty Ltd.^                                                                             181,500                4,239,840
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Bank of America Corp.                                                                            4,748,778              216,591,765
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Citigroup, Inc.                                                                                  3,707,423              171,394,165
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                        724,300               27,965,223
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                         704,810               41,160,904
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First Horizon National Corp.^                                                                      150,000                6,330,000
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Freddie Mac                                                                                        478,970               31,243,213
-----------------------------------------------------------------------------------------------------------------------------------
Hudson City Bancorp, Inc.^                                                                         390,480                4,455,377
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                          3,878,322              136,982,333
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Corp.^                                                                                        443,850               11,611,116
-----------------------------------------------------------------------------------------------------------------------------------
Mercantile Bankshares Corp.^                                                                        90,000                4,637,700
-----------------------------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.^                                                                      200,000                2,810,000
-----------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                                                    175,000                4,915,750
-----------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.^                                                              2,502,670              136,295,408
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Signature Bank*                                                                                    130,000                3,172,000
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Sovereign Bancorp, Inc.^                                                                           250,000                5,585,000
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SunTrust Banks, Inc.^                                                                            1,091,900               78,878,856
-----------------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.^                                                                               200,000                5,176,000
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.^                                                                                 727,610               44,806,224
-----------------------------------------------------------------------------------------------------------------------------------
Zions Bancorporation^                                                                               25,000                1,838,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   981,768,214
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                       175,900          $    10,634,914
-----------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                 1,404,400               37,525,568
-----------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                                      90,000                3,785,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    51,945,882
-----------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.^                                                                                        120,000          $     3,822,000
-----------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                                       400,000                4,580,000
-----------------------------------------------------------------------------------------------------------------------------------
Interpublic Group of Cos., Inc.^*                                                                4,140,390               50,429,950
-----------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., "D"^*                                                                             150,000                1,915,500
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                               1,964,680               32,829,803
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                              185,000                5,096,750
-----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                3,905,990              125,069,800
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                  2,672,190               67,285,744
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   291,029,547
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp.^*                                                                         337,400          $     6,272,266
-----------------------------------------------------------------------------------------------------------------------------------
Federated Investors, Inc., "B"^                                                                    100,000                3,001,000
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.^                                                                          360,130               27,722,807
-----------------------------------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., "A"^                                                       200,000                2,860,000
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Goldman Sachs Group, Inc.^                                                                         578,120               58,979,802
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Lehman Brothers Holdings, Inc.^                                                                    242,030               24,028,738
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Mellon Financial Corp.                                                                           3,966,950              113,811,796
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Merrill Lynch & Co., Inc.^                                                                       1,524,219               83,847,287
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                     566,620               29,730,551
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   350,254,247
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BUSINESS SERVICES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                             2,310,660          $    52,382,662
-----------------------------------------------------------------------------------------------------------------------------------
Centerplate, Inc.                                                                                  250,000                3,187,500
-----------------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.^*                                                                                   250,000                4,870,000
-----------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.^*                                                                                     100,000                4,295,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    64,735,162
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CHEMICALS - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                             230,900          $    16,694,070
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.^                                                                                1,057,360               47,084,241
-----------------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.^                                                                     573,910               24,683,869
-----------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.^*                                                                              1,647,390               32,338,266
-----------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                               914,460               57,391,510
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Syngenta AG                                                                                        175,850               17,987,092
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   196,179,048
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COMPUTER SOFTWARE - 1.7%
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Check Point Software Technologies Ltd.*                                                            200,000          $     3,960,000
-----------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.^*                                                                             162,000                3,508,920
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Compuware Corp.*                                                                                 3,733,300               26,842,427
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McAfee, Inc.*                                                                                      100,000                2,618,000
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Microsoft Corp.                                                                                  1,707,560               42,415,790
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Oracle Corp.*                                                                                    1,982,700               26,171,640
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Symantec Corp.^*                                                                                 4,491,610               97,647,601
-----------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.^*                                                                             600,000                3,924,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   207,088,378
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COMPUTER SOFTWARE - SYSTEMS - 0.6%
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Hewlett-Packard Co.^                                                                               334,600          $     7,866,446
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                               43,300                3,212,860
-----------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                                                         15,756,900               58,773,237
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                                                                                                                    $    69,852,543
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CONSTRUCTION - 0.9%
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Masco Corp.^                                                                                     3,246,360          $   103,104,394
-----------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.^                                                                                  75,000                6,318,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   109,423,144
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.9%
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Colgate-Palmolive Co.                                                                              442,400          $    22,080,184
-----------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                       746,090               37,774,537
-----------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.^                                                                              736,600               46,103,794
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   105,958,515
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CONTAINERS - 0.9%
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Owens-Illinois, Inc.*                                                                            3,678,610          $    92,149,181
-----------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                                                   1,469,150               14,941,256
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   107,090,437
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ELECTRICAL EQUIPMENT - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                        203,270          $    12,988,953
-----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                               294,450               18,441,403
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                             2,347,800               81,351,270
-----------------------------------------------------------------------------------------------------------------------------------
Hubbell, Inc., "B"^                                                                                330,700               14,583,870
-----------------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A"^                                                              100,000                3,375,000
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.^                                                                         2,803,040               81,848,768
-----------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.^                                                                               221,200               12,119,548
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   224,708,812
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                               721,400          $    26,915,434
-----------------------------------------------------------------------------------------------------------------------------------
Diebold, Inc.^                                                                                     100,000                4,511,000
-----------------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc.^*                                                                       100,000                2,621,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    34,047,434
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Apache Corp.^                                                                                      154,500          $     9,980,700
-----------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp.^                                                                              2,086,700              105,753,956
-----------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                       650,400               25,749,336
-----------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.^                                                                               717,790               40,770,472
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Newfield Exploration Co.^*                                                                         150,000                5,983,500
-----------------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.^                                                                                 50,000                3,782,500
-----------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.^                                                                             240,000                6,456,000
-----------------------------------------------------------------------------------------------------------------------------------
Unocal Corp.                                                                                       597,120               38,842,656
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   237,319,120
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                 111,800          $    11,907,818
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BP PLC, ADR                                                                                        790,571               49,315,819
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ConocoPhillips                                                                                   1,663,100               95,611,619
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Exxon Mobil Corp.                                                                                1,942,728              111,648,578
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TOTAL S.A., ADR^                                                                                   784,860               91,710,891
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   360,194,725
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Kroger Co.^*                                                                                       300,000          $     5,709,000
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.^                                                                      1,073,935          $    22,960,730
-----------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.^                                                                               379,080               17,737,153
-----------------------------------------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                                                   1,075,690               38,100,940
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Kellogg Co.^                                                                                       732,820               32,566,521
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Nestle S.A                                                                                          40,728               10,394,326
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PepsiCo, Inc.^                                                                                     684,200               36,898,906
-----------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                     814,390               16,133,066
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   174,791,642
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                                   1,494,010          $    48,361,104
-----------------------------------------------------------------------------------------------------------------------------------
International Paper Co.^                                                                         1,073,930               32,443,425
-----------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                                                 577,900               16,204,316
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    97,008,845
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                                    1,424,800          $    31,872,776
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.^                                                                        645,600          $    16,850,160
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                              972,200               46,860,040
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    63,710,200
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.^                                                                                        50,000          $     5,351,500
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                        311,740          $    13,492,107
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                   2,007,150              119,927,212
-----------------------------------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.^                                                                      45,000                1,240,200
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.^                                                                                       136,300               11,668,643
-----------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc.^*                                                                                  2,368,290               51,676,088
-----------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                                  150,000                5,673,000
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                      749,700               22,663,431
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.^                                                           825,965               61,765,663
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.^                                                                                   1,270,090               57,077,845
-----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp.^                                                                                       80,000                4,347,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   349,531,389
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                       730,610          $    15,189,382
-----------------------------------------------------------------------------------------------------------------------------------
Mattel, Inc.^                                                                                    1,372,670               25,119,861
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    40,309,243
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Deere & Co.^                                                                                       607,180          $    39,764,218
-----------------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                                         82,270                2,423,255
-----------------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.##                                                                       27,520                  810,599
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.^                                                                         492,100               39,210,528
-----------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., "A"                                                                       144,900               10,338,615
-----------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.^                                                                         255,600               19,911,240
-----------------------------------------------------------------------------------------------------------------------------------
Roper Industries, Inc.^                                                                             40,000                2,854,800
-----------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                         158,110                5,848,548
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   121,161,803
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                                    140,000          $     5,290,600
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                                                         4,186,120               51,238,109
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    56,528,709
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                         311,500          $    11,556,650
-----------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.^*                                                                          335,200                9,050,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    20,607,050
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                  60,000          $     1,833,293
-----------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                  67,000                2,047,177
-----------------------------------------------------------------------------------------------------------------------------------
BHP Billiton PLC                                                                                 2,161,000               27,714,649
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    31,595,119
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.^                                                                               620,410          $    23,978,846
-----------------------------------------------------------------------------------------------------------------------------------
Sempra Energy^                                                                                     610,905               25,236,486
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    49,215,332
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                    502,750          $    26,384,320
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.^*                                                                             727,340               45,131,447
-----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                             1,892,730               77,223,384
-----------------------------------------------------------------------------------------------------------------------------------
Noble Corp.^                                                                                     1,230,160               75,667,142
-----------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.*                                                                         250,000                6,425,000
-----------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc.^*                                                                                  31,200                1,683,864
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   232,515,157
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"^*                                                                  50,000          $     3,241,500
-----------------------------------------------------------------------------------------------------------------------------------
Solectron Corp.^*                                                                                  900,000                3,411,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     6,652,500
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                              1,817,200          $    89,060,972
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                     92,400                5,147,604
-----------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.^*                                                              240,000                6,307,200
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                  820,780               53,350,700
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                3,103,130               95,576,404
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Novartis AG^                                                                                       140,720                6,674,656
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.^                                                                                      276,420                7,623,664
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                    71,560                9,012,086
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Wyeth                                                                                            2,805,660              124,851,870
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   397,605,156
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Media General, Inc., "A"^                                                                          100,000          $     6,476,000
-----------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                                                3,623,530               34,591,384
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Co.^                                                                                       399,230               14,044,911
-----------------------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B"^                                                                            5,000                4,175,150
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    59,287,445
-----------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Aries Maritime Transport Ltd.*                                                                     215,270          $     2,690,875
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.^                                                                481,550               22,671,374
-----------------------------------------------------------------------------------------------------------------------------------
Eagle Bulk Shipping, Inc.*                                                                         456,600                6,164,100
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    31,526,349
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Annaly Mortgage Management, Inc.^                                                                   96,800          $     1,735,624
-----------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.^                                                                           120,000                8,400,000
-----------------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.^                                                                 100,000                4,307,000
-----------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities Co.^                                                                  60,300                1,130,625
-----------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                                                100,000                4,596,000
-----------------------------------------------------------------------------------------------------------------------------------
DiamondRock Hospitality Co.                                                                        151,440                1,711,272
-----------------------------------------------------------------------------------------------------------------------------------
Digital Realty Trust, Inc.^                                                                        400,000                6,952,000
-----------------------------------------------------------------------------------------------------------------------------------
Equity Residential^                                                                                250,000                9,205,000
-----------------------------------------------------------------------------------------------------------------------------------
General Growth Properties, Inc.^                                                                   110,000                4,519,900
-----------------------------------------------------------------------------------------------------------------------------------
HomeBanc Corp.^                                                                                    900,000                8,181,000
-----------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties Trust^                                                                       79,000                3,481,530
-----------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.^                                                                               200,000                3,500,000
-----------------------------------------------------------------------------------------------------------------------------------
KKR Financial Corp.*                                                                               109,600                2,740,000
-----------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.^                                                                             100,000                5,720,000
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.^                                                                        100,000                7,249,000
-----------------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.^                                                                             125,000                8,062,500
-----------------------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp.^                                                                              112,640                1,323,520
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    82,814,971
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.^                                                                                  440,600          $    12,226,650
-----------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                           100,000                4,524,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    16,750,650
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Air Liquide S.A                                                                                     32,100          $     5,451,173
-----------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.^                                                                    717,000               43,235,100
-----------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.^                                                                             400,000               10,568,000
-----------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.^                                                                                     150,640                7,019,824
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    66,274,097
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                        1,028,600          $    17,784,494
-----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.^                                                                                       3,978,050               78,566,487
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.^                                                                                 240,100               13,978,622
-----------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.^                                                                                 1,170,600               34,848,762
-----------------------------------------------------------------------------------------------------------------------------------
Sports Authority, Inc.^*                                                                           150,000                4,770,000
-----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.^                                                                                  1,632,900               39,761,115
-----------------------------------------------------------------------------------------------------------------------------------
Toys "R" Us, Inc.*                                                                                 139,212                3,686,334
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   193,395,814
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp.                                                                              76,830          $     1,575,783
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                              11,692,640               28,408,818
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR^                                                                         1,282,740               31,196,237
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    61,180,838
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications, Inc.^*                                                                     142,857          $     3,109,997
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                               529,900               10,126,389
-----------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR^                                                                                3,562,080               59,273,011
-----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.^*                                                                         26,080,380               68,069,792
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   140,579,189
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.4%
-----------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.^                                                                                  100,000          $     3,463,000
-----------------------------------------------------------------------------------------------------------------------------------
IDT Corp., "B"^*                                                                                   328,000                4,316,480
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.^                                                                        1,306,048               31,018,640
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.^                                                                                    8,761,760              219,832,558
-----------------------------------------------------------------------------------------------------------------------------------
Syniverse Holdings, Inc.^*                                                                         150,000                2,100,000
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                     4,303,634              148,690,555
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   409,421,233
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.^                                                                              1,889,250          $   122,158,905
-----------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
CNF, Inc.^                                                                                         250,400          $    11,242,960
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                  11,585,445          $    39,390,513
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.*                                                                                  300,000                4,518,000
-----------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.^                                                                          901,300               66,146,407
-----------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.^                                                                                     656,670               49,611,418
-----------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.^                                                                                      545,220               27,986,143
-----------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.^                                                                                   174,600                7,343,676
-----------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities^                                                                               150,000                3,129,000
-----------------------------------------------------------------------------------------------------------------------------------
PPL Corp.^                                                                                         590,980               35,092,392
-----------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.^                                                             159,200                9,682,544
-----------------------------------------------------------------------------------------------------------------------------------
TXU Corp.^                                                                                         151,060               12,551,575
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   255,451,668
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $5,678,054,960)                                                                      $ 6,796,537,642
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                  $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 38.8%
-----------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
News America Holdings, 8.5%, 2025                                                             $  5,513,000          $     6,995,402
-----------------------------------------------------------------------------------------------------------------------------------
News America, Inc., 6.2%, 2034                                                                   8,185,000                8,590,100
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    15,585,502
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.5%, 2012                                                              $ 22,280,000          $    24,922,274
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.75%, 2031                                                             12,400,000               16,772,910
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    41,695,184
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.648%, 2019                                                      $  9,014,965          $     8,895,745
-----------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Foster's Financial Corp., 5.875%, 2035##                                                      $  8,741,000          $     8,784,897
-----------------------------------------------------------------------------------------------------------------------------------
Miller Brewing Co., 5.5%, 2013##                                                                15,436,000               15,996,497
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    24,781,394
-----------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Automobile Receivables Trust, 2.18%, 2008                                         $ 11,932,000          $    11,831,970
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., 6.8%, 2031                                    4,230,309                4,342,093
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                             6,968,510                7,262,585
-----------------------------------------------------------------------------------------------------------------------------------
Blackrock Capital Finance LP, 7.75%, 2026##                                                      2,000,200                2,025,202
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Auto Finance Trust, 4.79%, 2009                                                     13,385,515               13,427,836
-----------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 6.39%, 2030                                         10,029,000               10,672,351
-----------------------------------------------------------------------------------------------------------------------------------
Chase Commercial Mortgage Securities Corp., 7.543%, 2032                                         2,278,900                2,411,083
-----------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, 6.65%, 2008                                                17,900,000               18,306,316
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.823%, 2035                                              7,358,000                7,431,985
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, 4.575%, 2035                                                432,000                  434,021
-----------------------------------------------------------------------------------------------------------------------------------
CPS Auto Receivables Trust, 2.89%, 2009##                                                          701,017                  694,883
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp., 6.38%, 2035                                3,692,000                4,025,389
-----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE CMBS Corp., 6.701%, 2030##                                                            4,350,000                4,469,681
-----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033##                                                 5,500,000                5,720,000
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., FRN, 6.538%, 2031                                     9,992,504               10,474,982
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 7.382%, 2010##                                                        2,950,976                3,123,097
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 6.56%, 2035                                        14,933,738               15,729,415
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 7.38%, 2029                               5,516,796                5,721,697
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, 6.65%, 2029                               2,538,503                2,654,164
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mortgage Securities Corp., 6.06%, 2030                                             1,151,023                1,153,236
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                    3,468,895                3,657,862
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., FRN, 4.305%, 2042                                    5,165,031                5,163,510
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.3839%, 2041                       2,279,327                2,393,472
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                       11,782,189               12,200,875
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Commercial Mortgage Finance Corp., 6.613%, 2030                                      4,018,000                4,212,174
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 6.78%, 2031                                  20,000,000               21,629,158
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., 6.39%, 2030                                              6,512,648                6,799,897
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, 5.168%, 2042                                                           4,603,980                4,800,936
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., FRN, 0.7546%, 2030##^^                                         326,831,915                6,780,945
-----------------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 6.337%, 2031                                                    14,550,073               15,260,076
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                               2,883,679                3,046,653
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 3.8%, 2030                                            5,344,368                5,325,519
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., 4.109%, 2035                                          5,402,087                5,364,683
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                    5,243,000                5,226,100
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., FRN, 4.67%, 2035                                             18,482,089               18,401,884
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                       6,345,000                6,470,928
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                       8,635,166                8,970,721
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   267,617,379
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.45%, 2031                                                                   $  5,402,000          $     4,509,676
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.75%, 2007                                                               4,460,000                4,546,738
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.7%, 2010                                                               11,680,000               10,772,943
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.85%, 2009                                                     6,751,000                6,328,462
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 7.25%, 2011                                                     3,742,000                3,508,769
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                              13,146,000               10,976,910
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    40,643,498
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Abbey National Capital Trust I, 8.963% to 2030, FRN to 2049                                   $  9,960,000          $    14,526,511
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.4%, 2011                                                               25,548,000               29,239,149
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 5.375%, 2014                                                              4,940,000                5,248,953
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC, FRN, 6.86%, 2032##                                                            4,948,000                5,817,938
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 5%, 2014                                                                       28,790,000               29,450,615
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.625%, 2008                                             7,972,000                8,058,161
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 4.125%, 2010                                            11,708,000               11,625,306
-----------------------------------------------------------------------------------------------------------------------------------
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049##                                         7,327,000                8,397,401
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049##                                           5,386,000                5,813,858
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.125%, 2014                                                           11,728,000               11,997,169
-----------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc., 5.79%, 2014##                                                      5,886,000                6,191,177
-----------------------------------------------------------------------------------------------------------------------------------
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049##                                               2,712,000                3,013,732
-----------------------------------------------------------------------------------------------------------------------------------
Nordea Bank AB, 5.424% to 2015, FRN to 2049##                                                    5,684,000                5,853,900
-----------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.25%, 2008                                                         9,579,000                9,579,795
-----------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                                8,870,000                9,839,163
-----------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049##                                            16,307,000               17,449,892
-----------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC, 6.75%, 2013                                                               6,419,000                7,158,482
-----------------------------------------------------------------------------------------------------------------------------------
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049##                               11,444,000               13,740,902
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., 5.25%, 2014                                                                     18,833,000               19,659,524
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 6.45%, 2011                                                                  20,780,000               22,920,569
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   245,582,197
-----------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%, 2013                                                        $  9,350,000          $     9,076,148
-----------------------------------------------------------------------------------------------------------------------------------
TCI Communications Financing III, 9.65%, 2027                                                   23,129,000               26,208,441
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15%, 2012                                                   3,471,000                4,487,156
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375%, 2033                                                   5,419,000                7,192,102
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    46,963,847
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.7%, 2012                                                         $ 13,532,000          $    14,398,332
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                      8,368,000                9,013,114
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5.45%, 2014                                                          11,403,000               12,042,822
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 6.75%, 2011                                                          8,407,000                9,308,533
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Group, Inc., 4.75%, 2014                                                          6,929,000                6,826,236
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    51,589,037
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
CRH North America, Inc., 6.95%, 2012                                                          $  8,021,000          $     9,053,375
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                 $  7,310,000          $     7,666,092
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 6%, 2012                                                                       3,479,000                3,812,434
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    11,478,526
-----------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                  $  8,542,000          $     9,555,995
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 6.75%, 2011                                                       7,396,000                8,210,314
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    17,766,309
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp., 6.875%, 2006                                                                   $ 11,036,000          $    11,345,758
-----------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                                                      $  9,873,000          $    10,754,501
-----------------------------------------------------------------------------------------------------------------------------------
Raytheon Co., 6.15%, 2008                                                                        5,963,000                6,292,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    17,046,551
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                              $  1,533,000          $     1,889,423
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
State of Israel, 4.625%, 2013                                                                 $  6,850,000          $     6,778,541
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 6.625%, 2015^                                                            12,538,000               13,798,069
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 7.5%, 2033                                                                4,912,000                5,636,520
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    26,213,130
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Anderson Exploration Ltd., 6.75%, 2011                                                        $  4,155,000          $     4,545,715
-----------------------------------------------------------------------------------------------------------------------------------
Devon Financing Corp. U.L.C., 6.875%, 2011                                                       4,785,000                5,354,257
-----------------------------------------------------------------------------------------------------------------------------------
EnCana Holdings Finance Corp., 5.8%, 2014                                                        6,392,000                6,850,754
-----------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                    2,236,000                2,310,398
-----------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                  3,278,000                3,660,454
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resource Co., 5.875%, 2016                                                       6,250,000                6,302,863
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    29,024,441
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                                $  3,410,000          $     4,114,397
-----------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc., 7.5%, 2027                                                    $  3,800,000          $     4,283,170
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.75%, 2006                                                                     3,127,000                3,189,008
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co., 6.375%, 2012                                                                    7,481,000                8,273,111
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    15,745,289
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.85%, 2007                                                   $  3,572,000          $     3,829,070
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 8.75%, 2007                                                      3,073,000                3,328,572
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.45%, 2013                                                      2,383,000                2,527,829
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 6.75%, 2032                                                      2,976,000                3,672,348
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4%, 2009                                                                              6,959,000                6,903,342
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    20,261,161
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC, 5.125%, 2013##                                                         $ 14,906,000          $    15,231,264
-----------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.25%, 2012                                                                   8,279,000                9,101,204
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    24,332,468
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                                $  3,975,000          $     4,720,320
-----------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co., 6.75%, 2012                                                                    9,061,000                9,969,275
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    14,689,595
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
AIG SunAmerica Institutional Funding II, 5.75%, 2009                                          $  9,589,000          $    10,053,050
-----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 4.25%, 2013                                                 10,064,000                9,760,832
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., 5.75%, 2014                                                            4,310,000                4,622,251
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.5%, 2032                                                                        3,231,000                3,709,072
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 4.5%, 2013                                                          10,563,000               10,512,224
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.1%, 2014                                                           4,071,000                4,190,215
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp., 6.6%, 2008##                                                           7,538,000                8,036,789
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    50,884,433
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - PROPERTY & CASUALTY - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Corp., 5.55%, 2035                                                                   $ 11,535,000          $    11,936,303
-----------------------------------------------------------------------------------------------------------------------------------
Fund American Cos., Inc., 5.875%, 2013                                                           6,030,000                6,280,583
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 6.375%, 2033                                                  3,800,000                4,144,702
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    22,361,588
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Hydro-Quebec, 6.3%, 2011                                                                      $ 16,520,000          $    18,254,187
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 8.75%, 2010                                                                        $  1,950,000          $     2,216,194
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.95%, 2012                                                                           7,564,000                8,036,879
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    10,253,073
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Alcan, Inc., 5.75%, 2035                                                                      $  8,762,000          $     8,912,706
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 13.8%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.722%, 2009                                                                      $ 16,001,000          $    16,640,968
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.33%, 2011                                                                          1,686,537                1,825,246
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2013                                                                         1,211,613                1,232,530
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.01%, 2013                                                                          1,067,618                1,041,296
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.019%, 2013                                                                         4,209,025                4,115,965
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.63%, 2014                                                                          2,647,519                2,681,670
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.518%, 2014                                                                         9,594,692                9,665,842
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.846%, 2014                                                                         5,665,223                5,829,037
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                        16,495,733               17,049,886
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2035                                                                    199,665,665              205,289,366
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2035                                                                  552,953,443              562,018,323
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2034                                                                    105,362,682              106,297,205
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2018 - 2035                                                                   85,120,794               84,714,230
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.88%, 2020                                                                            919,767                  945,337
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2028 - 2034                                                                   75,368,522               78,142,313
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.5%, 2030 - 2032                                                                    2,520,927                2,694,666
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae TBA, 5.5%, 2035                                                                       4,900,000                4,965,846
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.5%, 2015 - 2035                                                                  30,380,683               31,457,939
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2016 - 2035                                                                    96,554,050               99,290,130
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2017 - 2034                                                                   112,266,957              113,014,411
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2019 - 2035                                                                  30,458,576               30,259,630
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2019 - 2034                                                                 116,967,148              118,935,499
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2023 - 2028                                                                      601,864                  646,176
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028 - 2034                                                                   12,509,251               13,079,801
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2032 - 2035                                                                     49,417,068               50,958,633
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5.5%, 2032 - 2035                                                                   69,620,914               71,172,566
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 4.5%, 2033 - 2034                                                                   12,022,262               11,869,888
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 5%, 2034                                                                            11,098,201               11,197,697
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $ 1,657,032,096
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                              $  4,465,000          $     5,303,665
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 6.75%, 2011                                                    8,013,000                8,812,465
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                    4,181,000                5,307,654
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    19,423,784
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                   $  6,067,000          $     6,362,645
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth, 5.5%, 2013                                                                             $  9,364,000          $     9,855,151
-----------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
USA Waste Services, Inc., 7%, 2028                                                            $  5,568,000          $     6,458,017
-----------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc., 7.375%, 2010                                                             7,332,000                8,199,024
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    14,657,041
-----------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.75%, 2011                                                                        $  3,864,000          $     4,265,725
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                                                2,772,000                2,991,900
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 5.375%, 2014                                                                6,819,000                7,111,153
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    14,368,778
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., 5%, 2015                                                             $  2,006,000          $     2,005,480
-----------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP, 6.8%, 2009                                                                    10,663,000               11,428,284
-----------------------------------------------------------------------------------------------------------------------------------
EOP Operating Ltd., 8.1%, 2010                                                                   4,805,000                5,537,138
-----------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 6.25%, 2016                                                               6,488,000                7,024,681
-----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., 6%, 2012                                                                     1,750,000                1,905,018
-----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5.1%, 2015##                                                           11,785,000               11,778,695
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 5.625%, 2007                                                              15,542,000               15,841,401
-----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 4.75%, 2010                                                                1,790,000                1,783,581
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    57,304,278
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                               $  4,523,000          $     5,480,166
-----------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 6.875%, 2009                                                           $ 28,540,000          $    31,452,193
-----------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Kroger Co., 6.75%, 2012                                                                       $  9,469,000          $    10,485,147
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35%, 2006                                                     $  3,877,000          $     3,961,720
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.75%, 2031                                                        4,462,000                6,254,109
-----------------------------------------------------------------------------------------------------------------------------------
Cingular Wireless LLC, 6.5%, 2011                                                                3,924,000                4,334,772
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 6.875%, 2028                                                               8,433,000                9,680,089
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Wireless Capital LLC, 5.375%, 2006                                                         625,000                  636,950
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    24,867,640
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                                  $  8,131,000          $     9,257,932
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance B.V., 8.75%, 2030                                        11,001,000               14,895,123
-----------------------------------------------------------------------------------------------------------------------------------
France Telecom S.A., 7.75%, 2011                                                                 4,502,000                5,224,454
-----------------------------------------------------------------------------------------------------------------------------------
PCCW-HKTC Capital II Ltd., 6%, 2013##                                                            7,734,000                8,211,644
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.1%, 2014                                                             7,034,000                7,191,998
-----------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 6.15%, 2034                                                            4,121,000                4,464,020
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 5.25%, 2013                                                              4,186,000                4,249,648
-----------------------------------------------------------------------------------------------------------------------------------
Telecom Italia Capital, 6%, 2034##                                                               5,603,000                5,720,232
-----------------------------------------------------------------------------------------------------------------------------------
Telecomunicaciones de Puerto Rico, Inc., 6.65%, 2006                                             5,862,000                5,980,840
-----------------------------------------------------------------------------------------------------------------------------------
Verizon New York, Inc., 6.875%, 2012                                                            19,974,000               22,074,726
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    87,270,617
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2006                                                                       $ 18,174,000          $    18,071,590
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3%, 2007                                                                            14,225,000               14,039,150
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.25%, 2007                                                                        104,292,000              106,848,614
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009 - 2010                                                                 54,063,000               60,129,705
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2011                                                                            25,300,000               27,824,788
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.625%, 2014                                                                        13,963,000               14,320,090
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.25%, 2006                                                             18,095,000               17,995,514
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.75%, 2006                                                             57,110,000               56,983,673
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.9%, 2008                                                               7,020,000                7,016,132
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3.75%, 2006                                                                        25,296,000               25,279,355
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.125%, 2009                                                                       12,017,000               12,010,535
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2013                                                                       83,650,000               87,520,820
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 8.8%, 2011                                                           53,277                   56,538
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.35%, 2023                                                       2,506,366                2,491,929
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.77%, 2024                                                       6,107,396                6,188,348
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.18%, 2024                                                       9,807,935               10,131,119
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.52%, 2024                                                       5,817,502                6,102,950
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.99%, 2024                                                       8,414,693                8,613,040
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.95%, 2025                                                       6,952,000                7,097,285
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   488,721,175
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 8.5%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bill, 2.8%, 2005                                                                $  3,046,000          $     3,035,872
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2012                                                               8,317,000                9,566,172
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.875%, 2015                                                               10,990,000               16,425,753
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                               167,129,000              208,277,998
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2031                                                               35,392,000               41,762,560
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2005                                                                 40,700,000               40,865,323
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.875%, 2005                                                               11,089,000               11,192,094
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006                                                                9,757,000               10,036,753
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006                                                                  103,704,000              107,297,136
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                               22,825,000               23,129,029
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.625%, 2008                                                              156,926,000              165,201,336
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2008                                                               200,466,000              207,106,436
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4%, 2009                                                                   26,274,000               26,557,260
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2010                                                                41,058,783               46,203,942
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3%, 2012                                                                   53,276,799               58,517,051
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.875%, 2013                                                               12,085,000               12,099,635
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                                                 9,141,000                9,699,460
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.125%, 2015                                                               24,730,000               25,091,281
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $ 1,022,065,091
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 7.05%, 2011                                                                   $ 10,652,000          $    11,926,352
-----------------------------------------------------------------------------------------------------------------------------------
Duke Capital Corp., 8%, 2019                                                                     9,217,000               11,407,356
-----------------------------------------------------------------------------------------------------------------------------------
Exelon Generation Co. LLC, 6.95%, 2011                                                          13,327,000               14,950,362
-----------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                   8,620,000                9,418,436
-----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 3.5%, 2008                                                      5,589,000                5,446,570
-----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875%, 2012                                                    2,667,000                2,832,933
-----------------------------------------------------------------------------------------------------------------------------------
MidAmerican Funding LLC, 6.927%, 2029                                                           12,485,000               14,868,848
-----------------------------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75%, 2006                                                         14,960,000               15,441,877
-----------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities, 8.58%, 2006                                                                 2,573,394                2,621,980
-----------------------------------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7%, 2022                                                           11,145,000               13,027,279
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.8%, 2014                                                           6,990,000                7,007,251
-----------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 6.95%, 2012                                                                      3,855,000                4,333,513
-----------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625%, 2031                                                                     5,075,000                7,006,626
-----------------------------------------------------------------------------------------------------------------------------------
System Energy Resources, Inc., 5.129%, 2014##                                                    5,370,905                5,349,207
-----------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 7%, 2013                                                                         3,152,000                3,515,211
-----------------------------------------------------------------------------------------------------------------------------------
W3A Funding Corp., 8.09%, 2017                                                                   7,119,884                7,925,285
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   137,079,086
-----------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $4,555,896,786)                                                                       $ 4,643,405,081
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                  $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5%^                                                             100,000          $     4,033,000
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 5.5%                                                                                300,000          $     8,250,000
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.375%                                                                                      97                9,457,500
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign Capital Trust IV, 4.375%                                                                 200,000                8,900,000
-----------------------------------------------------------------------------------------------------------------------------------
State Street Corp., 6.75%                                                                           20,000                4,340,000
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc., 5.375%                                                                    100,000                5,300,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    36,247,500
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Ltd., 6.625%                                                                                178,800          $     4,359,144
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.25%^                                                              95,000                2,408,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     6,767,394
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Newell Financial Trust I, 5.25%                                                                     80,400          $     3,497,400
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 4.75%                                                                        150,000          $     6,078,000
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp., 7%                                                                                    300,000          $     9,519,000
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc., 6%^                                                       150,000               10,152,000
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.375%                                                                              210,070                5,508,035
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.5%^                                                           300,000                6,714,000
-----------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., 6.5%                                                                              172,000                4,119,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    36,012,435
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc., 7%^                                                                    200,000          $    11,058,000
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0%
-----------------------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 5%##                                                                             2,100          $       409,763
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99%##                                                                               8,300          $     8,845,725
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Schering - Plough Corp., 6%                                                                        100,000          $     5,098,000
-----------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc., 6.25%                                                                 8,200          $     2,044,875
-----------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 5.5%##                                                         3,000          $     2,770,125
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Co., 2%                                                                                     50,000          $     4,281,250
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0%
-----------------------------------------------------------------------------------------------------------------------------------
PNM Resources, Inc., 6.75%                                                                          17,000          $       910,180
-----------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $122,696,859)                                                  $   128,053,647
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0%
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 0%
-----------------------------------------------------------------------------------------------------------------------------------
New Century Financial Corp.                                                                        200,000          $     5,060,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $5,000,000)                                                                $     5,060,000
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT                  $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0%
-----------------------------------------------------------------------------------------------------------------------------------
SPX Corp., 0%, 2021                                                                           $  3,000,000          $     1,935,000
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
GATX Corp., 7.5%, 2007                                                                        $  2,000,000          $     2,322,500
-----------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 4.75%, 2009                                                        1,500,000                1,473,750
-----------------------------------------------------------------------------------------------------------------------------------
Providian Financial Corp., 2.75%, 2016                                                           3,000,000                3,712,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     7,508,750
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp., 1.25%, 2023                                                                    $  5,000,000          $     5,187,500
-----------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., 5.75%, 2008                                                    $  2,000,000          $     1,985,000
-----------------------------------------------------------------------------------------------------------------------------------
Interpublic Group Cos., Inc., 4.5%, 2023                                                         2,970,000                3,530,587
-----------------------------------------------------------------------------------------------------------------------------------
LIN TV Corp., 2.5%, 2033##                                                                       2,000,000                1,735,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     7,250,587
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Grey Global Group, Inc., 5%, 2033##                                                           $  2,000,000          $     2,372,500
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0%
-----------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp., 0.25%, 2013                                                           $  2,000,000          $     1,900,000
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0%
-----------------------------------------------------------------------------------------------------------------------------------
BearingPoint, Inc., 2.5%, 2024##                                                              $  1,000,000          $       882,500
-----------------------------------------------------------------------------------------------------------------------------------
BearingPoint, Inc., 2.75%, 2024##                                                                1,000,000                  866,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     1,748,750
-----------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Group S.A., 3.125%, 2023                                                   $  3,000,000          $     4,147,500
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp., 3%, 2033##                                                                  $  3,500,000          $     3,460,625
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.5%, 2009                                                               $  2,000,000          $     2,015,000
-----------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies, Inc., 3%, 2021                                                             8,200,000                8,087,250
-----------------------------------------------------------------------------------------------------------------------------------
ASM International N.V., 5%, 2005##                                                               2,000,000                2,070,000
-----------------------------------------------------------------------------------------------------------------------------------
Atmel Corp., 0%, 2021                                                                            7,000,000                3,237,500
-----------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp., 5%, 2008                                                          1,500,000                1,460,625
-----------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp., 4%, 2010                                                                        3,000,000                2,955,000
-----------------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp., 4%, 2006                                                                        1,496,000                1,479,170
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    21,304,545
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375%, 2023^                                                            $ 13,000,000          $    15,648,750
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 0%, 2021                                                           5,000,000                3,781,250
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 3.5%, 2023                                            2,830,000                3,392,463
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    22,822,463
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0%
-----------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc., 2.5%, 2021                                                                   $  2,000,000          $     2,055,000
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 2.5%, 2007                                                      $  2,000,000          $     2,170,000
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 4.25%, 2008                                                   $  5,000,000          $     5,762,500
-----------------------------------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc., 5.25%, 2009                                                         1,900,000                2,890,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     8,652,875
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp., 1.5%, 2024                                                                  $  3,000,000          $     2,887,500
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 3.125%, 2023                                                                 $  3,000,000          $     4,147,500
-----------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc., 3.25%, 2033                                                           3,000,000                3,588,750
-----------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc., 1.5%, 2021                                                                     2,000,000                2,012,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     9,748,750
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Solectron Corp., 0.5%, 2034                                                                   $  1,260,000          $       940,275
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., 2.5%, 2032                                                      $  4,000,000          $     4,690,000
-----------------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc., 1.75%, 2023                                                        4,000,000                3,710,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     8,400,000
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp., 3.25%, 2024##                                                            $  3,800,000          $     4,213,250
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc., 4.75%, 2012##                                                         $  2,000,000          $     2,232,500
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 0%
-----------------------------------------------------------------------------------------------------------------------------------
McDATA Corp., 2.25%, 2010                                                                     $  2,000,000          $     1,642,500
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 3%, 2012                                                                $  2,800,000          $     3,349,500
-----------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc., 4.75%, 2032                                                                    5,000,000                5,212,500
-----------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 5.25%, 2011##                                                      4,000,000                2,715,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $    11,277,000
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 6%, 2014                                                                       $  3,690,000          $     3,311,775
-----------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 4.75%, 2023                                                                       6,000,000                4,290,000
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 5%, 2010##                                                              1,190,000                1,759,713
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     9,361,488
-----------------------------------------------------------------------------------------------------------------------------------
Total Convertible Bonds (Identified Cost, $137,086,123)                                                             $   143,219,358
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.1%<
-----------------------------------------------------------------------------------------------------------------------------------
AIG Funding, Inc., 3.08%, due 7/07/05                                                         $ 16,000,000          $    15,991,787
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp., 3.11%, due 7/18/05                                                        5,430,000                5,422,025
-----------------------------------------------------------------------------------------------------------------------------------
Barton Capital LLC, 3.14%, due 7/11/05@                                                         26,606,000               26,582,794
-----------------------------------------------------------------------------------------------------------------------------------
Citicorp, 3.06%, due 7/01/05                                                                    24,908,000               24,908,000
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.1%, due 7/01/05                                                      15,654,000               15,654,000
-----------------------------------------------------------------------------------------------------------------------------------
Jupiter Securitization Corp., 3.2%, due 7/22/05@                                                 8,850,000                8,833,480
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Inc., 3.23%, due 8/09/05                                                         9,908,000                9,873,330
-----------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 3.4%, due 7/01/05                                                      118,825,000              118,825,000
-----------------------------------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC, 3.24%, due 7/26/05@                                                     23,125,000               23,072,969
-----------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                                     $   249,163,385
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 7.6%
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 3.4575%, dated 6/30/05, due 07/01/05, total to be received                      23,933,040          $    23,933,040
$23,935,338 (secured by various U.S. Treasury and Federal Agency obligations in a jointly traded account), at Cost
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                  $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                      889,827,890              889,827,890
-----------------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized Cost                                                           $   913,760,930
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments~ (Identified Cost, $11,661,659,043)                                                               $12,879,200,043
-----------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES-(7.6)%                                                                                  (907,627,018)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                 $11,971,573,025
-----------------------------------------------------------------------------------------------------------------------------------

 @ Security exempt from registration under Section 4(2) of the Securities Act of 1933.
 < The rate shown represents an annualized yield at time of purchase.
 * Non-income producing security.
 ^ All or a portion of this security is on loan.
## SEC Rule 144A restriction.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 ~ As of June 30, 2005, the fund had 13 securities representing $194,081,304 and 1.6% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

FRN = Floating Rate Note. The interest rate is the rate in effect as of period end.
ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS TOTAL RETURN FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $ 11,790,198,081
                                                             ================
Gross unrealized appreciation                                $  1,273,163,915
Gross unrealized depreciation                                    (184,161,953)
                                                             ----------------
    Net unrealized appreciation(depreciation)                $  1,089,001,962
                                                             ================

A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05

MFS(R) RESEARCH FUND


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS Research Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                              SHARES                  $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 98.9%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                          678,010           $   34,815,814
-----------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Diageo PLC                                                                                         997,640           $   14,658,029
-----------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.^*                                                                          304,620           $   15,045,182
-----------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                                    315,550               27,326,630
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   42,371,812
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 7.4%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                            1,262,030           $   57,561,188
-----------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                          1,028,140               36,313,905
-----------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                               1,103,650               60,104,779
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                        1,235,160               62,746,128
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  216,726,000
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.7%
-----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                       609,090           $   36,825,581
-----------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc.*                                                                                 413,990               14,261,955
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                             644,790               28,364,312
-----------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                            647,510               20,053,385
-----------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.^*                                                                                  935,770               25,003,774
-----------------------------------------------------------------------------------------------------------------------------------
Neurocrine Biosciences, Inc.^*                                                                     290,360               12,212,542
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  136,721,549
-----------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 2.8%
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                            1,006,370           $   27,725,494
-----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                  641,980               20,556,200
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                  1,267,410               31,913,384
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   80,195,078
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 9.5%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.^                                                                          744,530           $   57,313,919
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                          674,130               68,774,743
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                   734,529               76,471,814
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                     391,140               38,832,379
-----------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                           1,203,780               34,536,448
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  275,929,303
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                               607,120           $   45,084,731
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                       677,540           $   42,596,940
-----------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.*                                                                               2,086,520               40,958,388
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   83,555,328
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 4.4%
-----------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                       930,620           $   24,596,287
-----------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., "A"^*                                                                         464,440               24,633,898
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                    2,904,050               38,333,460
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                  1,810,270               39,355,270
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  126,918,915
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                      1,208,510           $   47,748,230
-----------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.*                                                                          3,742,340               13,958,928
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   61,707,158
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                      1,361,320           $   43,235,523
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                                174,530           $    6,605,960
-----------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.^*                                                                           524,040               19,185,104
-----------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                       329,220               16,668,409
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                               512,200               27,018,550
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   69,478,023
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*                                                                            1,609,070           $   40,307,203
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                          1,447,860           $   42,277,512
-----------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.^                                                                               263,140               14,417,441
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   56,694,953
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.^                                                                              770,530           $   28,748,474
-----------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                   309,750               13,536,075
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.*                                                                     402,230               15,300,829
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                       463,230               11,812,365
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   69,397,743
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.^                                                                               413,840           $   23,506,112
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 4.9%
-----------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp. ^                                                                               117,670           $   12,533,032
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                     830,640               47,753,494
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL S.A., ADR^                                                                                   698,970               81,674,645
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  141,961,171
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                          895,000           $   26,017,650
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 3.2%
-----------------------------------------------------------------------------------------------------------------------------------
CoolBrands International, Inc.*                                                                    906,240           $    3,042,214
-----------------------------------------------------------------------------------------------------------------------------------
Nestle S.A                                                                                         121,405               30,984,167
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.^                                                                                   1,099,210               59,280,395
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   93,306,776
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                                                       2,686,240           $   12,034,355
-----------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                                     546,640               17,694,737
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   29,729,092
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                       727,270           $   39,570,761
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.5%
-----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                 969,350           $   56,319,235
-----------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                                  370,730               14,021,009
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                    1,042,920               31,527,472
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  101,867,716
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                      952,060           $   32,988,879
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                             812,570           $   45,999,588
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                         672,960           $   24,893,041
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.^*                                                                         1,812,330           $   22,182,919
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                    526,120           $   15,404,794
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Sempra Energy^                                                                                     372,390           $   15,383,431
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 5.0%
-----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                             1,318,178           $   53,781,662
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                    790,170               37,785,929
-----------------------------------------------------------------------------------------------------------------------------------
Noble Corp.^                                                                                       864,320               53,164,323
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  144,731,914
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                       2,253,150           $   30,890,686
-----------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                           535,530               15,139,433
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   46,030,119
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.6%
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                611,330           $   29,961,283
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                    767,050               42,732,355
-----------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc.*                                                             1,393,880               36,631,166
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                  471,280               30,633,200
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"^                                                                 459,800               14,589,454
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                            1,487,160               66,178,620
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  220,726,078
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                           494,890           $   22,388,824
-----------------------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc.^*                                                             424,310               12,928,726
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   35,317,550
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.^                                                                           1,525,920           $   40,314,806
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                                        2,388,790           $   47,178,602
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                                  378,110               22,013,564
-----------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                     624,550               18,955,093
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   88,147,259
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                            998,962           $   24,294,756
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                             2,774,030           $   53,011,713
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                     323,510               10,679,065
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   63,690,778
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.^                                                                                  371,240           $   12,856,041
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.^                                                                                    2,159,789               54,189,106
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                       177,950                6,148,173
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   73,193,320
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                 957,810           $   61,931,995
-----------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                                          852,030           $   38,256,147
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.*                                                                                  570,750           $    8,595,495
-----------------------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                                       441,450               22,659,628
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   31,255,123
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,595,535,621)                                                                       $2,878,498,937
-----------------------------------------------------------------------------------------------------------------------------------
Issuer                                                                                          Par Amount                  $ Value
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 3.43%, due 7/01/05, at Amortized Cost<                               $  5,040,000           $    5,040,000
-----------------------------------------------------------------------------------------------------------------------------------
Issuer                                                                                              Shares                  $ Value
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 8.5%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                      247,953,136           $  247,953,136
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,848,528,757) ~                                                                $3,131,492,073
-----------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES-(7.6)%                                                                                  (222,177,434)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $2,909,314,639
-----------------------------------------------------------------------------------------------------------------------------------

~ As of June 30, 2005 the fund had three securities representing $70,535,237 and 2.4% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
< The rate shown represents an annualized yield at time of purchase.
* Non-income producing security.
^ All or a portion of this security is on loan.
  ADR = American Depository Receipt

See attached schedules.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS RESEARCH FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $ 2,872,783,489
                                                              ===============
Gross unrealized appreciation                                 $   339,473,206
Gross unrealized depreciation                                     (80,764,622)
                                                              ---------------
    Net unrealized appreciation (depreciation)                $   258,708,584
                                                              ===============


A prospectus for any MFS product can be obtained from your investment professional. You should read the prospectus carefully before investing as it contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, and the fees, charges, and expenses involved. These elements, as well as other information contained in the prospectus, should be considered 5 carefully before investing.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 06/30/05


MFS(R) INTERNATIONAL NEW DISCOVERY FUND


[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS International New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 06/30/2005

ISSUER                                                                                              SHARES                  $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 96.5%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Cobham PLC                                                                                         304,000           $    7,706,323
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Air China Ltd.*                                                                                  2,920,000           $      982,107
-----------------------------------------------------------------------------------------------------------------------------------
British Airways PLC*                                                                             2,428,000               11,413,319
-----------------------------------------------------------------------------------------------------------------------------------
Cathay Pacific Airways Ltd.                                                                      4,650,000                8,466,621
-----------------------------------------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.                                                                         2,536,800               11,071,847
-----------------------------------------------------------------------------------------------------------------------------------
Singapore Airlines Ltd.                                                                          1,213,000                8,052,818
-----------------------------------------------------------------------------------------------------------------------------------
Societa Iniziative Autostradali e Servizi S.p.A                                                    577,700                7,940,601
-----------------------------------------------------------------------------------------------------------------------------------
Thai Airways International Public Co. Ltd.                                                       6,777,700                6,512,825
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   54,440,138
-----------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard                                                                                       86,000           $   13,723,437
-----------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Burberry Group PLC                                                                               1,322,000           $    9,515,818
-----------------------------------------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.                                                                                1,129,000                5,825,933
-----------------------------------------------------------------------------------------------------------------------------------
Toray Industries, Inc.                                                                           1,816,000                8,580,879
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   23,922,630
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                                      429,800           $   18,637,350
-----------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin                                                      82,000                4,972,310
-----------------------------------------------------------------------------------------------------------------------------------
Continental AG                                                                                     349,349               25,088,342
-----------------------------------------------------------------------------------------------------------------------------------
DENSO Corp.                                                                                        300,700                6,837,550
-----------------------------------------------------------------------------------------------------------------------------------
Kongsberg Automotive, Inc.*                                                                        750,570                5,391,861
-----------------------------------------------------------------------------------------------------------------------------------
Leoni AG                                                                                           165,900                4,269,850
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   65,197,263
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 13.8%
-----------------------------------------------------------------------------------------------------------------------------------
Aareal Bank AG                                                                                     216,100           $    7,001,323
-----------------------------------------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                                       133,000                8,296,043
-----------------------------------------------------------------------------------------------------------------------------------
Aiful Corp.                                                                                        146,400               10,872,914
-----------------------------------------------------------------------------------------------------------------------------------
Allied Irish Banks PLC                                                                           1,776,000               38,002,026
-----------------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. PLC                                                                       4,139,834               51,297,632
-----------------------------------------------------------------------------------------------------------------------------------
Azimut Holdings S.p.A.*                                                                          2,400,000               14,847,924
-----------------------------------------------------------------------------------------------------------------------------------
Bancolombia S.A., ADR^                                                                           1,417,000               22,657,830
-----------------------------------------------------------------------------------------------------------------------------------
Bangkok Bank Public Co. Ltd.                                                                       783,600                2,039,623
-----------------------------------------------------------------------------------------------------------------------------------
Bank Austria Creditanstalt                                                                          71,000                7,379,576
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Queensland Ltd.                                                                            301,852                2,743,410
-----------------------------------------------------------------------------------------------------------------------------------
Bank Rakyat Indonesia                                                                            6,910,500                2,053,325
-----------------------------------------------------------------------------------------------------------------------------------
Chiba Bank Ltd.                                                                                  2,371,000               15,555,514
-----------------------------------------------------------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd.                                                            5,160,000                5,620,205
-----------------------------------------------------------------------------------------------------------------------------------
Credito Emiliano S.p.A                                                                           1,160,800               11,740,039
-----------------------------------------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                                                            606,000                5,130,339
-----------------------------------------------------------------------------------------------------------------------------------
DEPFA Bank PLC                                                                                     440,000                7,031,274
-----------------------------------------------------------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG                                                     274,400               13,723,350
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.*                                                             800,000                5,271,951
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V                                                             7,945,000               17,181,966
-----------------------------------------------------------------------------------------------------------------------------------
Hana Bank                                                                                          286,700                7,649,121
-----------------------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.                                                             842,000               17,119,860
-----------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd.                                                                                     38,300                  369,478
-----------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                                                         513,600                8,984,296
-----------------------------------------------------------------------------------------------------------------------------------
JACCS Co. Ltd.                                                                                   1,000,000                7,677,467
-----------------------------------------------------------------------------------------------------------------------------------
LIC Housing Finance Ltd.                                                                           179,800                  856,712
-----------------------------------------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                                                 311,600               20,784,041
-----------------------------------------------------------------------------------------------------------------------------------
Powszechna Kasa Oszczednosci Bank Polski S.A                                                     1,334,220               10,799,625
-----------------------------------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk                                                                         5,538,500                2,042,889
-----------------------------------------------------------------------------------------------------------------------------------
Raiffeisen International Bank Holding AG*                                                           51,390                3,266,537
-----------------------------------------------------------------------------------------------------------------------------------
Rentrak Japan Co. Ltd.                                                                             117,500                1,063,847
-----------------------------------------------------------------------------------------------------------------------------------
Shinsei Bank Ltd.                                                                                  553,000                2,968,173
-----------------------------------------------------------------------------------------------------------------------------------
Taishin Financial Holdings Co. Ltd.                                                              2,837,000                2,372,829
-----------------------------------------------------------------------------------------------------------------------------------
Takefuji Corp.                                                                                     413,270               27,951,348
-----------------------------------------------------------------------------------------------------------------------------------
Unibanco - Uniao de Bancos Brasileiros S.A., ADR^                                                  200,000                7,724,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  370,076,487
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Actelion Ltd.*                                                                                     169,800           $   17,611,829
-----------------------------------------------------------------------------------------------------------------------------------
CSL Ltd.                                                                                           407,152               10,391,229
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   28,003,058
-----------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 7.0%
-----------------------------------------------------------------------------------------------------------------------------------
Antena TV S.A                                                                                    1,297,600           $   25,891,405
-----------------------------------------------------------------------------------------------------------------------------------
Astro All Asia Networks PLC                                                                      1,570,200                2,251,997
-----------------------------------------------------------------------------------------------------------------------------------
Austar United Comm*                                                                              1,116,600                  832,902
-----------------------------------------------------------------------------------------------------------------------------------
Central European Media Enterprises Ltd., "A"^*                                                     594,900               28,781,262
-----------------------------------------------------------------------------------------------------------------------------------
Gestevision Telecinco S.A.*                                                                        780,500               18,176,370
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR^                                                                          530,900               32,963,581
-----------------------------------------------------------------------------------------------------------------------------------
JCDecaux S.A.*                                                                                     289,000                7,307,044
-----------------------------------------------------------------------------------------------------------------------------------
Maiden Group PLC                                                                                 1,120,736                4,045,717
-----------------------------------------------------------------------------------------------------------------------------------
Mediaset S.p.A                                                                                     768,400                9,033,304
-----------------------------------------------------------------------------------------------------------------------------------
PagesJaunes S.A                                                                                    862,000               20,086,173
-----------------------------------------------------------------------------------------------------------------------------------
Premiere AG*                                                                                       302,180               10,447,738
-----------------------------------------------------------------------------------------------------------------------------------
ProSiebenSat.1 Media AG                                                                            407,637                6,990,601
-----------------------------------------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.                                                                    757,900               12,491,955
-----------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC                                                                                      805,000                8,257,114
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  187,557,163
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Nikko Cordial Corp.                                                                              1,346,000           $    5,883,762
-----------------------------------------------------------------------------------------------------------------------------------
Rathbone Brothers PLC                                                                              200,000                2,941,059
-----------------------------------------------------------------------------------------------------------------------------------
Schroders PLC                                                                                      860,000               11,629,093
-----------------------------------------------------------------------------------------------------------------------------------
TSX Group, Inc.*                                                                                    15,400                  458,123
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   20,912,037
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
JFE Shoji Holdings, Inc.*                                                                          350,000           $    1,196,971
-----------------------------------------------------------------------------------------------------------------------------------
PHS Group PLC                                                                                    6,071,000               11,269,239
-----------------------------------------------------------------------------------------------------------------------------------
TAKKT AG                                                                                           250,000                2,412,017
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   14,878,227
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.                                                                              737,930           $    8,739,111
-----------------------------------------------------------------------------------------------------------------------------------
Nippon Shokubai Co. Ltd.                                                                         1,711,000               13,912,282
-----------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                         50,000                5,114,328
-----------------------------------------------------------------------------------------------------------------------------------
Tessenderlo Chemie N.V                                                                             501,300               16,268,078
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   44,033,799
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                       214,100           $    5,658,663
-----------------------------------------------------------------------------------------------------------------------------------
Business Objects S.A.*                                                                           1,002,000               26,427,616
-----------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                            593,200               11,745,360
-----------------------------------------------------------------------------------------------------------------------------------
TomTom N.V.*                                                                                       262,370                5,753,631
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   49,585,270
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Computacenter PLC                                                                                  110,000           $      387,761
-----------------------------------------------------------------------------------------------------------------------------------
Faith, Inc.                                                                                            231                  610,890
-----------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd., ADR                                                                     355,140               27,512,696
-----------------------------------------------------------------------------------------------------------------------------------
Net One Systems Co.                                                                                  1,843                4,730,383
-----------------------------------------------------------------------------------------------------------------------------------
Unilog S.A                                                                                          75,000                5,145,382
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   38,387,112
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 4.5%
-----------------------------------------------------------------------------------------------------------------------------------
Adelaide Brighton Ltd.                                                                           1,990,460           $    2,827,981
-----------------------------------------------------------------------------------------------------------------------------------
Corporacion GEO S.A. de C.V.*                                                                    4,447,000               11,222,752
-----------------------------------------------------------------------------------------------------------------------------------
CRH PLC                                                                                            749,800               19,878,409
-----------------------------------------------------------------------------------------------------------------------------------
Geberit AG                                                                                          15,000                9,571,466
-----------------------------------------------------------------------------------------------------------------------------------
Italcementi S.p.A                                                                                1,494,700               16,395,907
-----------------------------------------------------------------------------------------------------------------------------------
Lafarge North America, Inc.^                                                                       278,000               17,358,320
-----------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                                                        3,145,000               21,576,050
-----------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                                                                      2,750,100               16,080,814
-----------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V.*                                                           1,161,000                6,373,970
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  121,285,669
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Hengan International Group Co. Ltd.                                                              2,526,000           $    1,755,205
-----------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                                              641,508               18,846,592
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   20,601,797
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.^*                                                                    750,000           $    7,627,500
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Bodycote International PLC                                                                       7,459,150           $   22,880,971
-----------------------------------------------------------------------------------------------------------------------------------
Eneserve Corp.                                                                                      31,500                  940,256
-----------------------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                                         91,000                9,584,269
-----------------------------------------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                                                  304,400               17,317,376
-----------------------------------------------------------------------------------------------------------------------------------
Pfeiffer Vacuum Technology AG                                                                       89,350                4,147,549
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   54,870,421
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
ASM International N.V.^*                                                                           253,000           $    4,022,700
-----------------------------------------------------------------------------------------------------------------------------------
ASML Holding N.V.^*                                                                                706,000               11,055,960
-----------------------------------------------------------------------------------------------------------------------------------
AU Optronics Corp.                                                                               1,114,000                1,851,001
-----------------------------------------------------------------------------------------------------------------------------------
Barco N.V                                                                                           65,000                4,632,204
-----------------------------------------------------------------------------------------------------------------------------------
Core Logic, Inc.                                                                                    59,505                2,015,301
-----------------------------------------------------------------------------------------------------------------------------------
JB Hi-Fi Ltd.                                                                                      652,449                1,761,025
-----------------------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                                     222,000                3,326,503
-----------------------------------------------------------------------------------------------------------------------------------
Seiko Epson Corp.                                                                                  117,300                3,898,391
-----------------------------------------------------------------------------------------------------------------------------------
Seoul Semiconductor Co. Ltd.                                                                        80,325                2,400,917
-----------------------------------------------------------------------------------------------------------------------------------
Stanley Electric Co. Ltd.                                                                          539,000                8,708,588
-----------------------------------------------------------------------------------------------------------------------------------
Tokyo Electron                                                                                     107,900                5,658,244
-----------------------------------------------------------------------------------------------------------------------------------
Tokyo Seimitsu Co. Ltd.                                                                             27,200                1,090,223
-----------------------------------------------------------------------------------------------------------------------------------
Vacon Oyj                                                                                          213,300                3,661,590
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   54,082,647
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 4.7%
-----------------------------------------------------------------------------------------------------------------------------------
Bumi Resources Tbk                                                                              25,108,500           $    2,135,252
-----------------------------------------------------------------------------------------------------------------------------------
Cairn Energy PLC*                                                                                  300,000                7,214,360
-----------------------------------------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                                                    498,156               18,021,777
-----------------------------------------------------------------------------------------------------------------------------------
EnCana Corp.                                                                                     1,199,936               47,252,430
-----------------------------------------------------------------------------------------------------------------------------------
Energi Mega Persad Tbk                                                                          30,373,500                2,614,113
-----------------------------------------------------------------------------------------------------------------------------------
PTT Public Co.                                                                                   1,331,100                7,023,594
-----------------------------------------------------------------------------------------------------------------------------------
Santos Ltd.                                                                                        765,205                6,575,183
-----------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                              914,880               34,215,752
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  125,052,461
-----------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Multiplex Group                                                                                    982,709           $    2,168,619
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Lawson, Inc.                                                                                       165,000           $    5,750,802
-----------------------------------------------------------------------------------------------------------------------------------
William Morrison Supermarkets PLC                                                                4,543,521               15,071,986
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   20,822,788
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Ajinomotoco Co., Inc.                                                                              637,000           $    7,062,171
-----------------------------------------------------------------------------------------------------------------------------------
Binggrae Co. Ltd.                                                                                   55,080                2,384,132
-----------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc.^                                                               588,000               16,146,480
-----------------------------------------------------------------------------------------------------------------------------------
Greencore Group PLC                                                                                600,000                2,611,225
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Bimbo S.A. De C.V                                                                          2,770,000                7,957,258
-----------------------------------------------------------------------------------------------------------------------------------
Nong Shim Co. Ltd.                                                                                   7,400                2,139,071
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   38,300,337
-----------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc.                                                                       3,669,000           $   16,322,611
-----------------------------------------------------------------------------------------------------------------------------------
Bowater, Inc.^                                                                                     364,000               11,782,680
-----------------------------------------------------------------------------------------------------------------------------------
Bunzl PLC                                                                                        1,199,077               11,191,852
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   39,297,143
-----------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Ekornes Asa                                                                                        100,000           $    1,934,231
-----------------------------------------------------------------------------------------------------------------------------------
Indesit Co. S.p.A                                                                                  268,700                3,396,528
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    5,330,759
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Hilton Group PLC                                                                                 2,382,500           $   12,168,962
-----------------------------------------------------------------------------------------------------------------------------------
IG Group Holdings PLC*                                                                           3,509,550                9,179,319
-----------------------------------------------------------------------------------------------------------------------------------
Lottomatica S.p.A                                                                                  206,400                6,707,409
-----------------------------------------------------------------------------------------------------------------------------------
OPAP S.A                                                                                           428,600               12,331,606
-----------------------------------------------------------------------------------------------------------------------------------
William Hill Organization Ltd.                                                                   1,651,110               15,885,617
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   56,272,913
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Don Quijote Co. Ltd.                                                                                37,700           $    2,044,598
-----------------------------------------------------------------------------------------------------------------------------------
Warehouse Group Ltd.                                                                               671,400                1,869,312
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    3,913,910
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC                                                                 1,515,000           $   10,140,293
-----------------------------------------------------------------------------------------------------------------------------------
Northbridge Financial Corp.                                                                        304,000                7,430,946
-----------------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                                                           846,661               10,300,727
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   27,871,966
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Tamron Co. Ltd.                                                                                    138,600           $    2,254,120
-----------------------------------------------------------------------------------------------------------------------------------
Tamron Co. Ltd.(SS)                                                                                138,600                2,253,547
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    4,507,667
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 6.2%
-----------------------------------------------------------------------------------------------------------------------------------
ASSA ABLOY AB, "B"                                                                               1,213,800           $   15,570,521
-----------------------------------------------------------------------------------------------------------------------------------
Atlas Copco AB                                                                                     661,800               10,462,732
-----------------------------------------------------------------------------------------------------------------------------------
ElringKlinger AG                                                                                    74,371                5,393,529
-----------------------------------------------------------------------------------------------------------------------------------
Finning International, Inc.                                                                        400,000               11,781,960
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Mobis                                                                                      100,500                6,725,129
-----------------------------------------------------------------------------------------------------------------------------------
Interpump Group S.p.A                                                                            1,925,000               12,316,479
-----------------------------------------------------------------------------------------------------------------------------------
KCI Konecranes Oyj                                                                                 435,483               18,557,559
-----------------------------------------------------------------------------------------------------------------------------------
Mitsui Mining & Smelting Co. Ltd.                                                                4,979,000               23,266,644
-----------------------------------------------------------------------------------------------------------------------------------
Neopost S.A                                                                                        334,000               29,374,467
-----------------------------------------------------------------------------------------------------------------------------------
Sandvik AB                                                                                         526,000               19,456,936
-----------------------------------------------------------------------------------------------------------------------------------
Singulus Technologies AG*                                                                          622,100                6,890,392
-----------------------------------------------------------------------------------------------------------------------------------
Vallourec S.A                                                                                       25,000                7,186,913
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  166,983,261
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.^                                                                      157,000           $    8,478,000
-----------------------------------------------------------------------------------------------------------------------------------
Hogy Medical Co. Ltd.                                                                               74,600                3,327,429
-----------------------------------------------------------------------------------------------------------------------------------
Miraca Holdings, Inc.                                                                               76,600                1,443,719
-----------------------------------------------------------------------------------------------------------------------------------
Nobel Biocare Holding AG                                                                            40,900                8,266,229
-----------------------------------------------------------------------------------------------------------------------------------
OPG Groep NV                                                                                        50,000                3,481,697
-----------------------------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                                               1,271,600               12,514,541
-----------------------------------------------------------------------------------------------------------------------------------
Straumann Holding AG                                                                                41,182                8,568,552
-----------------------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                                      116,000               12,694,504
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   58,774,671
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                                                 222,700           $    6,804,571
-----------------------------------------------------------------------------------------------------------------------------------
Centennial Coal Co. Ltd.                                                                           539,825                1,996,915
-----------------------------------------------------------------------------------------------------------------------------------
Daido Steel Co. Ltd.                                                                               767,000                3,439,693
-----------------------------------------------------------------------------------------------------------------------------------
Sumitomo Light Metal Industries Ltd.                                                               653,000                1,140,292
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   13,381,471
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                                                 944,000           $    3,525,208
-----------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Enagas S.A                                                                                         582,412           $   10,272,897
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 6.1%
-----------------------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp.                                                                               596,400           $   11,604,361
-----------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique S.A.*                                                            282,371               23,844,551
-----------------------------------------------------------------------------------------------------------------------------------
Downer EDI Ltd.                                                                                    440,100                1,773,536
-----------------------------------------------------------------------------------------------------------------------------------
Fugro N.V                                                                                          686,396               17,035,427
-----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                               485,800               19,820,640
-----------------------------------------------------------------------------------------------------------------------------------
IHC Caland N.V                                                                                     159,200               10,886,632
-----------------------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp.                                                                           334,800               13,173,219
-----------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.*                                                                         609,000               15,651,300
-----------------------------------------------------------------------------------------------------------------------------------
Saipem S.p.A                                                                                     1,078,800               14,486,390
-----------------------------------------------------------------------------------------------------------------------------------
Stolt Offshores S.A                                                                              1,200,000               10,847,417
-----------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR^                                                                                 326,300               25,539,501
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  164,662,974
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                                              5,285,557           $   27,357,266
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                                                     988,900           $   15,267,353
-----------------------------------------------------------------------------------------------------------------------------------
Eisai Co. Ltd.                                                                                     303,600               10,170,212
-----------------------------------------------------------------------------------------------------------------------------------
Novo Nordisk A/S                                                                                   233,600               11,878,159
-----------------------------------------------------------------------------------------------------------------------------------
Schering AG                                                                                        283,000               17,313,530
-----------------------------------------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                                          1,445,000               13,943,097
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   68,572,351
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Bloomsbury Publishing PLC                                                                          822,800           $    5,549,789
-----------------------------------------------------------------------------------------------------------------------------------
Emap PLC                                                                                           225,000                3,126,841
-----------------------------------------------------------------------------------------------------------------------------------
Johnston Press PLC                                                                                 660,834                5,675,608
-----------------------------------------------------------------------------------------------------------------------------------
Kadokawa Holdings, Inc.                                                                             55,700                1,939,059
-----------------------------------------------------------------------------------------------------------------------------------
T&F Informa PLC                                                                                  1,502,800               11,392,113
-----------------------------------------------------------------------------------------------------------------------------------
Yell Group PLC                                                                                   3,387,140               25,750,470
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   53,433,880
-----------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Berlian Laju Tanker Tbk                                                                         21,159,000           $    1,929,458
-----------------------------------------------------------------------------------------------------------------------------------
Mitsui OSK Lines Ltd.                                                                              385,000                2,358,590
-----------------------------------------------------------------------------------------------------------------------------------
NWS Holdings Ltd.                                                                                  700,000                1,017,835
-----------------------------------------------------------------------------------------------------------------------------------
Sincere Navigation Corp.                                                                           886,000                1,074,831
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $    6,380,714
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Consorcio ARA S.A. de C.V                                                                        1,893,900           $    6,539,176
-----------------------------------------------------------------------------------------------------------------------------------
Far East Consortium International Ltd.                                                           7,087,000                2,968,098
-----------------------------------------------------------------------------------------------------------------------------------
Hongkong Land Holdings Ltd.                                                                      3,102,000                8,642,135
-----------------------------------------------------------------------------------------------------------------------------------
HUNET, Inc.                                                                                      4,465,000                7,246,301
-----------------------------------------------------------------------------------------------------------------------------------
Hypo Real Estate Holding AG                                                                        473,600               17,961,038
-----------------------------------------------------------------------------------------------------------------------------------
Keppel Land Ltd.                                                                                 1,727,000                2,566,166
-----------------------------------------------------------------------------------------------------------------------------------
Kerry Properties Ltd.                                                                              744,727                1,661,557
-----------------------------------------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                                                  134,100                2,220,305
-----------------------------------------------------------------------------------------------------------------------------------
Melco International Development Ltd.                                                             1,628,000                1,941,041
-----------------------------------------------------------------------------------------------------------------------------------
Yuraku Real Estate Co. Ltd.                                                                        121,000                  502,231
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   52,248,048
-----------------------------------------------------------------------------------------------------------------------------------
SPECIAL PRODUCTS & SERVICES - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
China Merchants Holdings International Co. Ltd.                                                  1,208,000           $    2,343,009
-----------------------------------------------------------------------------------------------------------------------------------
Filtrona PLC*                                                                                    1,972,100                8,585,239
-----------------------------------------------------------------------------------------------------------------------------------
Fujikura Kasei Co. Ltd.                                                                            670,000                5,334,880
-----------------------------------------------------------------------------------------------------------------------------------
Hunter Douglas N.V                                                                                 130,000                6,495,301
-----------------------------------------------------------------------------------------------------------------------------------
Jafco Co. Ltd.                                                                                      51,800                2,739,509
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   25,497,938
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                                               576,000           $    6,035,744
-----------------------------------------------------------------------------------------------------------------------------------
BorsodChem Rt                                                                                      314,550                3,490,927
-----------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                                                                                     405,000                5,659,830
-----------------------------------------------------------------------------------------------------------------------------------
JSR Corp.                                                                                          171,000                3,585,083
-----------------------------------------------------------------------------------------------------------------------------------
Kaneka Corp.                                                                                     1,388,000               15,505,774
-----------------------------------------------------------------------------------------------------------------------------------
LG Petrochemical Co. Ltd.                                                                           86,820                2,114,589
-----------------------------------------------------------------------------------------------------------------------------------
Linde AG                                                                                           145,030                9,753,214
-----------------------------------------------------------------------------------------------------------------------------------
Taiyo Nippon Sanso Corp.                                                                           401,000                2,035,044
-----------------------------------------------------------------------------------------------------------------------------------
Vedan International Ltd.                                                                         4,816,000                  678,735
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   48,858,940
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.5%
-----------------------------------------------------------------------------------------------------------------------------------
Bulgari S.p.A                                                                                    1,159,600           $   12,939,572
-----------------------------------------------------------------------------------------------------------------------------------
CJ Home Shopping                                                                                    38,700                2,904,130
-----------------------------------------------------------------------------------------------------------------------------------
Dickson Concepts International Ltd.                                                                818,000                1,673,598
-----------------------------------------------------------------------------------------------------------------------------------
EDION Corp.                                                                                        839,200               10,910,756
-----------------------------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                                             1,662,500               11,964,005
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V                                                                        1,639,700               12,175,237
-----------------------------------------------------------------------------------------------------------------------------------
Halfords Group                                                                                   1,132,000                5,962,607
-----------------------------------------------------------------------------------------------------------------------------------
Kingfisher PLC                                                                                     400,021                1,753,298
-----------------------------------------------------------------------------------------------------------------------------------
Matalan PLC                                                                                      3,038,000                9,658,933
-----------------------------------------------------------------------------------------------------------------------------------
Neste Oil OYJ*                                                                                     343,880                8,896,337
-----------------------------------------------------------------------------------------------------------------------------------
NEXT PLC                                                                                           537,320               14,469,941
-----------------------------------------------------------------------------------------------------------------------------------
Nishimatsuya Chain Co. Ltd.                                                                        381,180               10,174,485
-----------------------------------------------------------------------------------------------------------------------------------
Organizacion Soriana S.A. de C.V.*                                                               1,500,000                6,237,238
-----------------------------------------------------------------------------------------------------------------------------------
Photo-Me International PLC                                                                       3,917,700                7,507,900
-----------------------------------------------------------------------------------------------------------------------------------
Quin Land Co. Ltd.                                                                                     641                1,860,082
-----------------------------------------------------------------------------------------------------------------------------------
Rock Field Co. Ltd.                                                                                 62,200                  946,062
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  120,034,181
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.*                                                16,616,000           $   16,463,340
-----------------------------------------------------------------------------------------------------------------------------------
MobilCom AG                                                                                        628,500               13,563,345
-----------------------------------------------------------------------------------------------------------------------------------
MobileOne Ltd.                                                                                   4,228,000                5,470,053
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   35,496,738
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
AFK Sistema, GDR##                                                                                 636,765           $   10,442,946
-----------------------------------------------------------------------------------------------------------------------------------
CSR PLC*                                                                                         1,843,023               12,713,623
-----------------------------------------------------------------------------------------------------------------------------------
Inmarsat PLC*                                                                                      575,520                3,484,932
-----------------------------------------------------------------------------------------------------------------------------------
Sierra Wireless, Inc.^*                                                                          1,074,000                7,872,420
-----------------------------------------------------------------------------------------------------------------------------------
Tamura Taiko Holdings, Inc.                                                                        712,000                5,611,759
-----------------------------------------------------------------------------------------------------------------------------------
TSX Group, Inc.##*                                                                                 211,110                6,293,189
-----------------------------------------------------------------------------------------------------------------------------------
ZTE Corp.                                                                                          937,400                2,788,899
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   49,207,768
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
China Netcom Group Corp. Ltd.                                                                    6,006,500           $    8,717,215
-----------------------------------------------------------------------------------------------------------------------------------
Eaccess Ltd.                                                                                         2,537                1,693,190
-----------------------------------------------------------------------------------------------------------------------------------
FastWeb S.p.A.*                                                                                    321,267               13,813,538
-----------------------------------------------------------------------------------------------------------------------------------
For-side.com Co.                                                                                     1,381                  867,005
-----------------------------------------------------------------------------------------------------------------------------------
Index Corp.                                                                                            563                1,700,343
-----------------------------------------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                                                200,000                4,621,781
-----------------------------------------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                                                5,653,150                9,293,309
-----------------------------------------------------------------------------------------------------------------------------------
Starhub Ltd.*                                                                                    3,357,000                3,645,881
-----------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes, ADR^                                                               300,000                4,995,000
-----------------------------------------------------------------------------------------------------------------------------------
Telus Corp. (Non Voting)                                                                           205,248                6,988,767
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   56,336,029
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Altadis S.A                                                                                        205,000           $    8,559,944
-----------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB                                                                                 2,310,400               26,179,499
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   34,739,443
-----------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
TNT N.V                                                                                            910,000           $   23,047,082
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.5%
-----------------------------------------------------------------------------------------------------------------------------------
ACEA S.p.A                                                                                         606,000           $    6,837,034
-----------------------------------------------------------------------------------------------------------------------------------
Fortum Corp.                                                                                       805,600               12,904,045
-----------------------------------------------------------------------------------------------------------------------------------
Hera S.p.A                                                                                       4,601,800               12,779,706
-----------------------------------------------------------------------------------------------------------------------------------
Huaneng Power International, Inc.                                                                4,344,000                3,181,346
-----------------------------------------------------------------------------------------------------------------------------------
Meta S.p.A                                                                                       1,771,225                6,307,306
-----------------------------------------------------------------------------------------------------------------------------------
Suez S.A                                                                                           607,000               16,400,218
-----------------------------------------------------------------------------------------------------------------------------------
United Utilities PLC, "A"                                                                        1,400,000                8,276,737
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   66,686,392
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $2,217,398,572)                                                                       $2,585,926,793
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Porsche AG                                                                                          29,236           $   21,894,288
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Henkel KGaA                                                                                         75,000           $    6,699,392
-----------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $22,904,517)                                                                $   28,593,680
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 3.4%, due 7/01/05, at Amortized Cost and Value<               $ 31,272,000           $   31,272,000
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES                  $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 3.2%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                       84,908,275           $   84,908,275
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                   STRIKE PRICE     FIRST EXERCISE            SHARES                  $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0%
-----------------------------------------------------------------------------------------------------------------------------------
Sias S.p.A. (Airlines)*                                   EUR  10.50         6/20/05                577,700          $      200,086
-----------------------------------------------------------------------------------------------------------------------------------
Vallourec S.A. (Machinery & Tools)*                         $ 176.95         6/21/05                 25,000                 127,539
-----------------------------------------------------------------------------------------------------------------------------------
Total Rights (Identified Cost, $0)                                                                                   $      327,625
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $2,356,483,364) ~                                                                $2,731,028,373
-----------------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES-(1.9)%                                                                                   (51,911,856)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $2,679,116,517
-----------------------------------------------------------------------------------------------------------------------------------

   ~ As of June 30, 2005, the fund had 173 securities representing $1,450,480,273 and 54.1% of net assets that were fair valued in accordance with the policies that were adopted by the Board of Trustees.
(SS) When-issued security. At June 30, 2005, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
   * Non-income producing security.
  ## SEC Rule 144A restriction.
   ^ All or a portion of this security is on loan.
   < The rate shown represents an annualized yield at time of purchase.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below:

    EUR = Euro

The following abbreviations are used in the Portfolio of Investments and are defined:

    ADR = American Depository Receipt
    GDR = Global Depository Receipt.

Country weighting percentages of portfolio holdings based on total net assets as of June 30, 2005, are as follows:

------------------------------------------
Japan                                14.4%
------------------------------------------
Great Britain                        12.8%
------------------------------------------
Canada                                7.0%
------------------------------------------
Germany                               6.2%
------------------------------------------
France                                5.8%
------------------------------------------
Italy                                 5.6%
------------------------------------------
Ireland                               4.7%
------------------------------------------
Mexico                                4.0%
------------------------------------------
United States                         3.6%
------------------------------------------
Other                                35.9%
------------------------------------------

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERNATIONAL NEW DISCOVERY FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 06/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $ 2,357,335,055
                                                               ===============
Gross unrealized appreciation                                  $   451,518,087
Gross unrealized depreciation                                      (77,824,769)
                                                               ---------------
    Net unrealized appreciation(depreciation)                  $   373,693,318
                                                               ===============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

MIO                                        IN                     NET UNREALIZED
                      CONTRACTS TO      EXCHANGE      CONTRACTS    APPRECIATION
SETTLEMENT DATE     DELIVER/RECEIVE       FOR         AT VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------
SALES
  8/08/2005       JPY  6,929,838,850   $66,075,364  $62,721,029    $ 3,354,335
                                                                   ===========

PURCHASES
  8/08/2005       JPY  6,929,838,850   $66,676,341  $62,721,029    $(3,955,312)
                                                                   ===========

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. Dollar. A list of abbreviations is shown below.

JPY = Japanese Yen

At June 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

(C)2005 MFS Investment Management

MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: August 23, 2005
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: August 23, 2005
      ---------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2005
      ---------------


* Print name and title of each signing officer under his or her signature.